Intangible assets - Summary of goodwill allocation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill	$ 2,201	$ 2,088
Metal Europe
Goodwill
Goodwill	320	282
Metal Americas
Goodwill
Goodwill	29	30
Beverage Europe
Goodwill
Goodwill	604	534
Beverage Americas
Goodwill
Goodwill	437	436
Glass Packaging Europe
Goodwill
Goodwill	65	60
Glass Packaging North America
Goodwill
Goodwill	$ 746	$ 746